Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Significant Accounting Policies [Text Block]

2. Significant Accounting Policies and Recent Accounting Pronouncements:

A discussion of the Company’s significant accounting policies can be found in Note 2 of the Company’s Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2020. There have been no material changes to these policies in the six-month period ended June 30, 2021, except for as discussed below:

Significant accounting policies:

(i) Vessels, Net: Vessels are stated at cost, which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.

The cost of each of the Company’s vessels is depreciated from the date of acquisition on a straight-line basis over the vessel’s remaining estimated economic useful life, after considering the estimated residual value, which is equal to the product of vessels’ lightweight tonnage and estimated scrap rate.

Management estimates the useful life of the Company’s container and dry bulk vessels to be 30 and 25 years, respectively, from the date of initial delivery from the shipyard and the estimated scrap rate used to calculate the vessels’ (both container and dry bulk vessels) salvage value is $0.300 per lightweight ton. Secondhand container and dry bulk vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

If the estimated economic lives assigned to the Company’s vessels prove to be too long because of unforeseen events such as an extended period of weak markets, the broad imposition of age restrictions by the Company’s customers’, new regulations, or other future events, the remaining estimated useful life of any affected vessel is adjusted accordingly.

(ii) Impairment of Long-lived Assets: The Company reviews its vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel might not be recoverable. The Company considers information, such as vessel sales and purchases, business plans and overall market conditions in order to determine if an impairment might exist.

If the Company determines that an impairment indicator is present, or if circumstances indicate that an impairment may exist, the Company then performs an analysis to determine whether an impairment loss should be recognized. The Company proceeds to Step 1 of the impairment analysis whereby it computes estimates of the future undiscounted net operating cash flows for each vessel based on assumptions regarding time charter rates, vessels’ operating expenses, vessels’ capital expenditures, vessels’ residual value, fleet utilization and the estimated remaining useful life of each vessel.

Container vessels: The future undiscounted net operating cash flows are determined as the sum of (x) (i) the charter revenues from existing time charters for the fixed fleet days and (ii) an estimated daily time charter rate for the unfixed days (based on the most recent ten year historical average rates after eliminating outliers and without adjustment for any growth rate) over the remaining estimated life of the vessel, assuming an estimated fleet utilization rate, less (y) (i) expected outflows for vessels’ operating expenses assuming an expected increase in expenses of 2.5% over a five-year period, based on management’s estimates taking into consideration the Company’s historical data, (ii) planned dry-docking and special survey expenditures and (iii) management fees expenditures. Charter rates for container shipping vessels are cyclical and subject to significant volatility based on factors beyond Company’s control. Therefore, the Company considers the most recent ten-year historical average, after eliminating outliers, to be a reasonable estimation of expected future charter rates over the remaining useful life of the Company’s vessels. The Company defines outliers as index values provided by an independent, third-party maritime research services provider. Given the spread of rates between peaks and troughs over the decade, the Company believes the most recent ten-year historical average rates, after eliminating outliers, provide a fair estimate in determining a rate for long-term forecasts. The salvage value used in the impairment test is estimated at $0.300 per light weight ton in accordance with the container vessels’ depreciation policy.

Dry bulk vessels: The future undiscounted net operating cash flows are determined as the sum of (x) (i) the charter revenues from existing time charters for the fixed fleet days and (ii) an estimated daily time charter rate for the unfixed days (using the most recent 10 year average of historical 1 year time charter rates available for each type of dry bulk vessel over the remaining estimated life of each vessel, net of commissions), assuming an estimated fleet utilization rate, less (y) (i) expected outflows for vessels’ operating expenses assuming an expected increase in expenses of 2.5% over a five-year period, based on management’s estimates, (ii) planned dry-docking and special survey expenditures and (iii) management fees expenditures. Charter rates for dry bulk vessels are cyclical and subject to significant volatility based on factors beyond Company’s control. Therefore, the Company considers the most recent ten-year average of historical 1 year time charter rates available for each type of dry bulk vessel, to be a reasonable estimation of expected future charter rates over the remaining useful life of its dry bulk vessels. The Company believes the most recent ten-year average of historical 1 year time charter rates available for each type of dry bulk vessel provide a fair estimate in determining a rate for long-term forecasts. The salvage value used in the impairment test is estimated at $0.300 per light weight ton in accordance with the dry bulk vessels’ depreciation policy.

The assumptions used to develop estimates of future undiscounted net operating cash flows are based on historical trends as well as future expectations. If those future undiscounted net operating cash flows are greater than a vessel’s carrying value, there are no impairment indications for such vessel. If those future undiscounted net operating cash flows are less than a vessel’s carrying value, the Company proceeds to Step 2 of the impairment analysis for such vessel.

In Step 2 of the impairment analysis, the Company determines the fair value of the vessels that failed Step 1 of the impairment analysis, based on management estimates and assumptions, making use of available market data and taking into consideration third party valuations. Therefore, the Company has categorized the fair value of the vessels as Level 2 in the fair value hierarchy. The difference between the carrying value of the vessels that failed Step 1 of the impairment analysis and their fair value as calculated in Step 2 of the impairment analysis is recognized in the Company’s accounts as an impairment loss.

The review of the carrying amounts in connection with the estimated recoverable amount of the Company’s vessels as of December 31, 2020 and June 30, 2021 resulted in an impairment loss of $31,577 and nil, respectively.

(iii) Segment reporting: The Company determined that currently it operates under two reportable segments: (1) a container vessels segment, as a provider of worldwide marine transportation services by chartering its container vessels, and (2) a dry bulk vessels segment, as a provider of dry bulk commodities transportation services by chartering its dry bulk vessels. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company's consolidated financial statements.

(iv) Accounting for transactions under common control: A common control transaction is any transfer of net assets or exchange of equity interests between entities or businesses that are under common control by an ultimate parent or controlling shareholder before and after the transaction. Common control transactions may have characteristics that are similar to business combinations but do not meet the requirements to be accounted for as business combinations because, from the perspective of the ultimate parent or controlling shareholder, there has not been a change in control over the acquiree. Due to the fact common control transactions do not result in a change of control at the ultimate parent or controlling shareholder level, the Company does not account for that at fair value. Rather, common control transactions are accounted for at the carrying amount of the net assets or equity interests transferred.

New Accounting Pronouncements - Not Yet Adopted

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform. ASU 2020-04 applies to contracts that reference the London Inter-bank offered Rate (“LIBOR”) or another reference rate expected to be terminated because of reference rate reform. In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848). The amendments in this Update clarify that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. Amendments in this Update to the expedients and exceptions in Topic 848 capture the incremental consequences of the scope clarification and tailor the existing guidance to derivative instruments affected by the discounting transition. The amendments in this Update apply to all entities that elect to apply the optional guidance in Topic 848. ASU 2020-04 and ASU 2021-01 can be adopted as of March 12, 2020 through December 31, 2022. As of June 30, 2021, the Company has not yet elected any optional expedients provided in the standard. The Company will apply the accounting relief as relevant contract and hedge accounting relationship modifications are made during the reference rate reform transition period. The Company is in the process of assessing the impact of the standard adoption on the consolidated financial statements.